Acquisition and sale of businesses and purchase of non-controlling interests (Tables)	12 Months Ended
Jun. 30, 2021
Business Combinations1 [Abstract]
Schedule of fair value of net assets acquired and cash consideration paid in business combination
Fair value of net assets acquired and cash consideration paid in respect of the acquisition of subsidiaries in the three years ended 30 June 2021 were as follows:

	Net assets acquired and consideration
	Aviation Gin and Davos Brands £ million	Other £ million	2021 £ million	2020 £ million	2019 £ million
Brands and other intangibles	206	128	334	102	25
Property, plant and equipment	11	4	15	—	—
Inventories	7	5	12	2	—
Other working capital	—	(3)	(3)	(3)	(2)
Deferred tax	—	(15)	(15)	(19)	(5)
Borrowings	(6)	(2)	(8)	—	—
Cash	2	2	4	2	—
Fair value of assets and liabilities	220	119	339	84	18
Goodwill arising on acquisition	228	46	274	8	10
Step acquisitions	—	—	—	(23)	(7)
Consideration payable	448	165	613	69	21
Satisfied by:
Cash consideration paid	(263)	(95)	(358)	(27)	(6)
Contingent consideration payable	(185)	(68)	(253)	(42)	(15)
Deferred consideration payable	—	(2)	(2)	—	—
	(448)	(165)	(613)	(69)	(21)

Schedule of cash consideration paid in respect of acquisition of business and purchases of shares of non-controlling interests
Cash consideration paid in respect of the acquisition of business and purchase of shares of non-controlling interests in the three years ended 30 June 2021 were as follows:

	Consideration
	2021 £ million	2020 £ million	2019 £ million
Cash consideration paid for subsidiaries	(358)	(27)	(6)
Deferred consideration paid for subsidiaries	(1)	—	—
Cash consideration paid for Casamigos	(89)	(49)	(9)
Cash consideration paid in respect of other prior year acquisitions	(6)	(9)	(9)
Cash consideration paid for investments in associates	—	(6)	(15)
Capital injection in associates	(38)	(41)	(17)
Cash acquired	4	2	—
Net cash outflow on acquisition of businesses	(488)	(130)	(56)
Purchase of shares of non-controlling interests	(42)	(62)	(784)
Total net cash outflow	(530)	(192)	(840)